Strategic Investments - Cann Group Limited (Details) $ / shares in Units, $ in Thousands, $ in Millions					12 Months Ended
	Jan. 04, 2018 AUD ($) shares	Jan. 04, 2018 CAD ($) shares	Dec. 11, 2017 AUD ($) $ / shares shares	Dec. 11, 2017 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2019 AUD ($) $ / shares shares	Jun. 30, 2019 CAD ($) shares	Dec. 10, 2017 CAD ($) shares
Disclosure of associates [line items]
Fair value of previously held shares						$ 26,567
Impairment loss recognised in profit or loss					$ 88,932
Cann Group
Disclosure of associates [line items]
Number of common shares acquired (in shares) | shares	3,194,033	3,194,033	7,200,000
Price per share (in A$) | $ / shares			$ 2.50
Purchase of interests in associates	$ 8.0	$ 8,000	$ 18.0	$ 17,600
Total shareholdings (in shares) | shares			28,762,314			31,956,347	31,956,347	31,956,347
Proportion of ownership interest in associate			22.00%	22.00%	23.00%	23.00%
Closing stock price (in A$ per share) | $ / shares							$ 1.96
Fair value of investment in associates							$ 62.0	$ 57,000
Impairment loss recognised in profit or loss					$ 18,158
Marketable securities designated at FVTOCI | Cann Group
Disclosure of associates [line items]
Fair value of previously held shares									$ 56,400
Number of shares previously held | shares									21,562,314
Fair Value
Disclosure of associates [line items]
Cumulative unrealized gains reclassified from other comprehensive income to deficit						$ (50,463)
Fair Value | Marketable securities designated at FVTOCI | Cann Group
Disclosure of associates [line items]
Cumulative unrealized gains reclassified from other comprehensive income to deficit				$ 50,500